Document And Entity Information	Aug. 10, 2020
Cover [Abstract]
Entity Registrant Name	American Public Education, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001201792
Document Period End Date	Aug. 10, 2020
Entity Emerging Growth Company	false
Entity File Number	001-33810
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	01-0724376
Entity Address, Address Line One	111 W. Congress Street
Entity Address, City or Town	Charles Town
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	25414
City Area Code	304
Local Phone Number	724-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	APEI
Security Exchange Name	NASDAQ